Document and Entity Information	Sep. 08, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2025
Entity File Number	001-38082
Entity Registrant Name	KKR Real Estate Finance Trust Inc.
Entity Central Index Key	0001631596
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-2009094
Entity Address, Address Line One	30 Hudson Yards
Entity Address, Address Line Two	Suite 7500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	750-8300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KREF
Security Exchange Name	NYSE
6.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.50% Series A Cumulative Redeemable Preferred Stock, par value $0.01 per share
Trading Symbol	KREF PRA
Security Exchange Name	NYSE